UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2013

Item 1: Schedule of Investments

Equity Income Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Consumer Discretionary (7.1%)
Lowe's Cos. Inc.	5,389,310	220,423
Time Warner Cable Inc.	1,100,400	123,773
McDonald's Corp.	1,147,515	113,604
WPP plc	5,194,539	88,790
Mattel Inc.	1,826,450	82,756
Thomson Reuters Corp.	2,142,900	69,794
Ford Motor Co.	3,750,800	58,025
GameStop Corp. Class A	678,600	28,522
Wynn Resorts Ltd.	207,100	26,509
Gannett Co. Inc.	1,076,600	26,334
Home Depot Inc.	309,800	24,000
Brinker International Inc.	568,400	22,412
Las Vegas Sands Corp.	226,600	11,994
Whirlpool Corp.	44,800	5,123
Staples Inc.	149,600	2,373
Cracker Barrel Old Country Store Inc.	19,400	1,836
		906,268
Consumer Staples (12.3%)
Philip Morris International Inc.	2,741,095	237,434
Kraft Foods Group Inc.	3,322,009	185,601
Procter & Gamble Co.	2,252,890	173,450
Unilever NV	3,549,940	139,548
PepsiCo Inc.	1,699,730	139,021
Altria Group Inc.	2,853,745	99,853
Sysco Corp.	2,882,560	98,468
General Mills Inc.	1,859,900	90,261
Coca-Cola Co.	2,030,564	81,446
Wal-Mart Stores Inc.	966,592	72,001
Kimberly-Clark Corp.	687,958	66,828
Anheuser-Busch InBev NV ADR	425,700	38,424
Imperial Tobacco Group plc	887,600	30,777
Reynolds American Inc.	618,300	29,907
British American Tobacco plc	528,064	27,084
Safeway Inc.	1,081,800	25,595
Walgreen Co.	367,100	16,226
JM Smucker Co.	145,300	14,988
Universal Corp.	49,000	2,835
		1,569,747
Energy (11.7%)
Chevron Corp.	3,910,910	462,817
Exxon Mobil Corp.	4,937,630	446,115
ConocoPhillips	2,476,190	149,809
Royal Dutch Shell plc Class B	3,864,117	127,976
Occidental Petroleum Corp.	1,390,100	124,039
Suncor Energy Inc.	3,045,300	89,806
BP plc ADR	1,444,900	60,310
Valero Energy Corp.	496,200	17,253

Marathon Petroleum Corp.	231,600	16,458
		1,494,583
Exchange-Traded Funds (1.8%)
^,2 Vanguard High Dividend Yield ETF	2,977,000	168,022
2 Vanguard Value ETF	963,400	65,232
		233,254
Financials (13.9%)
Wells Fargo & Co.	10,159,080	419,265
JPMorgan Chase & Co.	7,254,490	382,965
Marsh & McLennan Cos. Inc.	5,917,520	236,228
BlackRock Inc.	625,790	160,734
PNC Financial Services Group Inc.	1,574,692	114,827
ACE Ltd.	1,244,830	111,387
Chubb Corp.	1,081,480	91,547
M&T Bank Corp.	818,500	91,467
Aflac Inc.	545,700	31,716
Fifth Third Bancorp	1,743,400	31,468
Axis Capital Holdings Ltd.	555,000	25,408
PartnerRe Ltd.	276,900	25,076
Allstate Corp.	457,400	22,010
Huntington Bancshares Inc.	2,414,300	19,025
SLM Corp.	552,100	12,621
		1,775,744
Health Care (12.8%)
Johnson & Johnson	5,700,255	489,424
Merck & Co. Inc.	7,376,704	342,648
Pfizer Inc.	9,996,945	280,014
Roche Holding AG	618,848	153,596
Baxter International Inc.	1,187,700	82,272
AbbVie Inc.	1,468,100	60,691
AstraZeneca plc ADR	1,253,989	59,314
Zoetis Inc.	1,868,279	57,711
Eli Lilly & Co.	1,041,449	51,156
Becton Dickinson and Co.	233,400	23,067
Bristol-Myers Squibb Co.	505,632	22,597
Medtronic Inc.	129,100	6,645
PDL BioPharma Inc.	115,000	888
		1,630,023
Industrials (13.0%)
General Electric Co.	14,144,692	328,015
3M Co.	2,019,100	220,789
United Technologies Corp.	2,238,500	208,046
Eaton Corp. plc	2,535,160	166,839
United Parcel Service Inc. Class B	1,660,100	143,565
Stanley Black & Decker Inc.	1,390,390	107,477
Illinois Tool Works Inc.	1,290,050	89,233
Waste Management Inc.	1,731,500	69,831
Boeing Co.	638,600	65,418
Lockheed Martin Corp.	599,800	65,054
Schneider Electric SA	499,105	36,249
Northrop Grumman Corp.	417,913	34,603
Raytheon Co.	520,500	34,415
L-3 Communications Holdings Inc.	308,300	26,434
Avery Dennison Corp.	558,800	23,894
Honeywell International Inc.	268,562	21,308
Deluxe Corp.	182,700	6,331

Republic Services Inc. Class A	186,200	6,320
Emerson Electric Co.	77,300	4,216
		1,658,037
Information Technology (10.5%)
Microsoft Corp.	12,825,849	442,877
Cisco Systems Inc.	9,375,500	227,918
Intel Corp.	9,035,430	218,838
Analog Devices Inc.	3,424,880	154,325
Xilinx Inc.	1,853,100	73,401
Maxim Integrated Products Inc.	1,658,986	46,087
Texas Instruments Inc.	1,000,100	34,873
Seagate Technology plc	725,700	32,533
Applied Materials Inc.	2,124,000	31,669
Accenture plc Class A	281,300	20,242
Computer Sciences Corp.	443,900	19,430
CA Inc.	507,400	14,527
Xerox Corp.	1,325,700	12,024
Broadridge Financial Solutions Inc.	368,800	9,803
		1,338,547
Materials (3.6%)
EI du Pont de Nemours & Co.	2,183,957	114,658
International Paper Co.	2,570,000	113,876
Dow Chemical Co.	2,766,700	89,005
Nucor Corp.	1,466,560	63,531
LyondellBasell Industries NV Class A	590,400	39,120
PPG Industries Inc.	154,934	22,684
Packaging Corp. of America	397,800	19,476
		462,350
Telecommunication Services (3.6%)
AT&T Inc.	7,105,725	251,543
Verizon Communications Inc.	3,452,298	173,789
CenturyLink Inc.	467,600	16,529
Vodafone Group plc ADR	558,710	16,057
		457,918
Utilities (6.2%)
UGI Corp.	2,871,360	112,299
National Grid plc	9,574,670	108,536
Xcel Energy Inc.	3,388,990	96,044
NextEra Energy Inc.	863,996	70,398
Northeast Utilities	1,530,810	64,325
Edison International	661,100	31,839
American Electric Power Co. Inc.	685,400	30,692
Entergy Corp.	423,300	29,496
PG&E Corp.	644,400	29,468
DTE Energy Co.	424,000	28,412
CMS Energy Corp.	968,900	26,325
Pinnacle West Capital Corp.	445,900	24,734
Portland General Electric Co.	677,500	20,725
Dominion Resources Inc.	293,270	16,664
UNS Energy Corp.	336,200	15,038
CenterPoint Energy Inc.	610,430	14,339
Black Hills Corp.	250,400	12,207
Ameren Corp.	324,600	11,179
Westar Energy Inc.	303,800	9,709
Great Plains Energy Inc.	369,300	8,324
Duke Energy Corp.	111,600	7,533

American States Water Co.			116,900	6,274
AGL Resources Inc.			88,600	3,797
NV Energy Inc.			137,300	3,221
Southern Co.			48,400	2,136
				783,714
Total Common Stocks (Cost $9,864,976)				12,310,185
	Coupon
Temporary Cash Investments (3.4%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund	0.127%		314,506,204	314,506

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.8%)
Goldman Sachs & Co.
(Dated 6/28/13, Repurchase Value
$100,901,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
3/1/43-6/1/43, and Federal Home Loan
Mortgage Corp. 3.000%, 5/1/33, with a
value of $102,918,000)	0.130%	7/1/13	100,900	100,900

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.110%	8/21/13	16,500	16,497
[5,6] Fannie Mae Discount Notes	0.098%	11/6/13	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.100%	9/4/13	500	500
[5,6] Freddie Mac Discount Notes	0.100%	11/12/13	1,000	999
				18,996
Total Temporary Cash Investments (Cost $434,403)				434,402
Total Investments (99.9%) (Cost $10,299,379)				12,744,587
Other Assets and Liabilities-Net (0.1%)[4]				15,312
Net Assets (100%)				12,759,899

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,286,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.1% and 0.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,349,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $15,297,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the

Equity Income Fund

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,737,177	573,008	—
Temporary Cash Investments	314,506	119,896	—
Futures Contracts—Liabilities[1]	(1,504)	—	—
Total	12,050,179	692,904	—

Equity Income Fund

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	546	218,305	(6,266)
E-mini S&P 500 Index	September 2013	1,391	111,231	365

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2013, the cost of investment securities for tax purposes was $10,299,379,000. Net unrealized appreciation of investment securities for tax purposes was $2,445,208,000, consisting of unrealized gains of $2,498,174,000 on securities that had risen in value since their purchase and $52,966,000 in unrealized losses on securities that had fallen in value since their purchase.

Growth Equity Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (89.2%)[1]
Consumer Discretionary (13.9%)
* Amazon.com Inc.	39,961	11,097
Harley-Davidson Inc.	195,791	10,733
TJX Cos. Inc.	212,267	10,626
Ralph Lauren Corp. Class A	61,023	10,602
NIKE Inc. Class B	142,928	9,102
Inditex SA ADR	283,428	7,009
* Michael Kors Holdings Ltd.	109,769	6,808
* priceline.com Inc.	7,244	5,992
Home Depot Inc.	76,890	5,957
* TripAdvisor Inc.	94,177	5,732
* CarMax Inc.	113,739	5,250
Omnicom Group Inc.	68,567	4,311
Prada SPA	404,143	3,644
* O'Reilly Automotive Inc.	24,701	2,782
* ASOS plc ADR	37,603	2,305
* Lululemon Athletica Inc.	4,684	307
		102,257
Consumer Staples (8.1%)
Brown-Forman Corp. Class B	172,455	11,649
Whole Foods Market Inc.	214,243	11,029
Colgate-Palmolive Co.	144,384	8,272
Costco Wholesale Corp.	73,102	8,083
Kraft Foods Group Inc.	121,820	6,806
Estee Lauder Cos. Inc. Class A	102,185	6,721
Beam Inc.	106,390	6,714
		59,274
Energy (5.7%)
Exxon Mobil Corp.	110,970	10,026
Apache Corp.	112,804	9,456
EOG Resources Inc.	64,138	8,446
Noble Energy Inc.	132,694	7,967
Schlumberger Ltd.	80,006	5,733
		41,628
Financials (13.7%)
* Berkshire Hathaway Inc. Class B	144,986	16,227
US Bancorp/MN	431,675	15,605
Progressive Corp.	611,124	15,535
First Republic Bank/CA	356,093	13,703
M&T Bank Corp.	83,528	9,334
Fairfax Financial Holdings Ltd.	21,120	8,305
Goldman Sachs Group Inc.	54,004	8,168
Morgan Stanley	279,741	6,834
* Markel Corp.	12,100	6,376
		100,087
Health Care (16.5%)
Johnson & Johnson	169,870	14,585
Pfizer Inc.	494,210	13,843

* Vertex Pharmaceuticals Inc.	137,852	11,010
* Biogen Idec Inc.	48,887	10,521
* Gilead Sciences Inc.	191,872	9,826
* Life Technologies Corp.	126,142	9,336
* Express Scripts Holding Co.	142,507	8,791
Novo Nordisk A/S ADR	40,988	6,352
Bristol-Myers Squibb Co.	127,864	5,714
* Alexion Pharmaceuticals Inc.	61,548	5,677
* Seattle Genetics Inc.	130,730	4,113
Allergan Inc.	45,943	3,870
* Waters Corp.	35,404	3,542
* Genomic Health Inc.	106,620	3,381
* IDEXX Laboratories Inc.	35,019	3,144
* BioMarin Pharmaceutical Inc.	53,486	2,984
Shire plc ADR	27,365	2,603
Essilor International SA	14,994	1,597
		120,889
Industrials (8.0%)
United Parcel Service Inc. Class B	153,405	13,267
Watsco Inc.	129,430	10,867
TransDigm Group Inc.	57,560	9,024
Precision Castparts Corp.	38,478	8,696
^ Canadian Pacific Railway Ltd.	44,106	5,354
AMETEK Inc.	113,151	4,786
Danaher Corp.	63,908	4,045
Rockwell Automation Inc.	31,189	2,593
		58,632
Information Technology (20.0%)
* Google Inc. Class A	32,813	28,888
* eBay Inc.	333,160	17,231
Apple Inc.	34,102	13,507
Mastercard Inc. Class A	20,685	11,884
* LinkedIn Corp. Class A	55,943	9,975
Analog Devices Inc.	166,520	7,503
International Business Machines Corp.	37,516	7,170
* Red Hat Inc.	144,361	6,903
EMC Corp./MA	258,465	6,105
* VMware Inc. Class A	80,580	5,398
Linear Technology Corp.	117,347	4,323
* Salesforce.com Inc.	111,630	4,262
Altera Corp.	119,961	3,957
* Facebook Inc. Class A	155,948	3,877
Xilinx Inc.	94,530	3,744
* Workday Inc. Class A	53,435	3,425
Avago Technologies Ltd. Class A	88,921	3,324
* F5 Networks Inc.	38,939	2,679
* Teradata Corp.	47,437	2,383
		146,538
Materials (2.6%)
Monsanto Co.	158,379	15,648
Martin Marietta Materials Inc.	32,610	3,209
		18,857

Telecommunication Services (0.7%)
* SBA Communications Corp. Class A			68,661	5,089

Total Common Stocks (Cost $533,916)				653,251

	Coupon
Temporary Cash Investments (8.8%)[1]
Money Market Fund (7.9%)
[2,3] Vanguard Market Liquidity Fund	0.127%		57,563,133	57,563

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.9%)
[4,5] Federal Home Loan Bank Discount Notes	0.120%	9/20/13	6,000	5,998
[5,6] Freddie Mac Discount Notes	0.130%	9/16/13	850	850
				6,848
Total Temporary Cash Investments (Cost $64,411)				64,411
Total Investments (98.0%) (Cost $598,327)				717,662
Other Assets and Liabilities-Net (2.0%)[3]				14,778
Net Assets (100%)				732,440

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,316,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,431,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,049,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash

Growth Equity Fund

investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	648,010	5,241	—
Temporary Cash Investments	57,563	6,848	—
Futures Contracts—Liabilities[1]	(301)	—	—
Total	705,272	12,089	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Growth Equity Fund

At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2013	665	53,177	336
S&P 500 Index	September 2013	32	12,794	(116)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At June 30, 2013, the cost of investment securities for tax purposes was $598,327,000. Net unrealized appreciation of investment securities for tax purposes was $119,335,000, consisting of unrealized gains of $131,023,000 on securities that had risen in value since their purchase and $11,688,000 in unrealized losses on securities that had fallen in value since their purchase.

PRIMECAP Core Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.9%)
Consumer Discretionary (10.2%)
* CarMax Inc.	1,748,300	80,702
L Brands Inc.	1,583,800	78,002
TJX Cos. Inc.	1,450,000	72,587
Walt Disney Co.	1,070,300	67,590
* DIRECTV	734,488	45,259
Carnival Corp.	1,152,500	39,519
Mattel Inc.	800,000	36,248
* Bed Bath & Beyond Inc.	487,491	34,563
Sony Corp. ADR	1,208,200	25,602
Whirlpool Corp.	205,000	23,444
Time Warner Cable Inc.	93,500	10,517
VF Corp.	54,470	10,516
Lowe's Cos. Inc.	200,000	8,180
Macy's Inc.	83,400	4,003
Ross Stores Inc.	49,550	3,211
Royal Caribbean Cruises Ltd.	77,001	2,567
Nordstrom Inc.	30,000	1,798
Las Vegas Sands Corp.	25,000	1,323
Hasbro Inc.	13,100	587
* Amazon.com Inc.	600	167
		546,385
Consumer Staples (1.5%)
Kellogg Co.	700,000	44,961
PepsiCo Inc.	425,000	34,761
CVS Caremark Corp.	21,000	1,201
		80,923
Energy (3.2%)
Schlumberger Ltd.	614,600	44,042
Noble Energy Inc.	406,000	24,376
EOG Resources Inc.	173,850	22,893
Transocean Ltd.	445,000	21,338
* Cameron International Corp.	236,050	14,437
National Oilwell Varco Inc.	206,800	14,248
Encana Corp.	619,600	10,496
Cabot Oil & Gas Corp.	130,500	9,268
* Southwestern Energy Co.	145,000	5,297
Exxon Mobil Corp.	38,512	3,480
* McDermott International Inc.	250,000	2,045
Petroleo Brasileiro SA ADR	75,000	1,099
Noble Corp.	24,000	902
Petroleo Brasileiro SA ADR	30,000	403
Range Resources Corp.	1,500	116
		174,440
Financials (7.9%)
Marsh & McLennan Cos. Inc.	3,797,775	151,607
Charles Schwab Corp.	4,492,500	95,376
* Berkshire Hathaway Inc. Class B	520,000	58,198
Chubb Corp.	539,700	45,686

Wells Fargo & Co.	596,000	24,597
Willis Group Holdings plc	592,900	24,178
CME Group Inc.	159,700	12,134
American Express Co.	108,300	8,097
Comerica Inc.	131,000	5,218
		425,091
Health Care (29.3%)
Amgen Inc.	2,842,097	280,401
Roche Holding AG	1,076,234	267,118
* Biogen Idec Inc.	879,097	189,182
Eli Lilly & Co.	3,470,600	170,476
Novartis AG ADR	2,200,605	155,605
Johnson & Johnson	1,689,850	145,091
Medtronic Inc.	2,475,200	127,399
GlaxoSmithKline plc ADR	1,118,700	55,901
Abbott Laboratories	1,113,500	38,839
Sanofi ADR	706,300	36,382
* Boston Scientific Corp.	3,632,200	33,670
AbbVie Inc.	744,800	30,790
* Waters Corp.	255,794	25,592
* Illumina Inc.	168,200	12,588
Agilent Technologies Inc.	70,000	2,993
Stryker Corp.	45,500	2,943
* Cerner Corp.	5,000	480
		1,575,450
Industrials (13.7%)
Southwest Airlines Co.	8,876,525	114,418
Honeywell International Inc.	1,319,700	104,705
United Parcel Service Inc. Class B	905,500	78,308
FedEx Corp.	597,475	58,899
Boeing Co.	504,600	51,691
European Aeronautic Defence and Space Co. NV	897,350	48,009
Union Pacific Corp.	268,950	41,494
Expeditors International of Washington Inc.	833,000	31,662
C.H. Robinson Worldwide Inc.	479,544	27,003
Norfolk Southern Corp.	298,000	21,650
Rockwell Automation Inc.	221,200	18,390
PACCAR Inc.	325,000	17,439
^ Ritchie Bros Auctioneers Inc.	893,300	17,169
* AECOM Technology Corp.	495,000	15,736
* Delta Air Lines Inc.	622,000	11,638
Caterpillar Inc.	130,900	10,798
* United Continental Holdings Inc.	257,000	8,041
Republic Services Inc. Class A	230,935	7,838
Pentair Ltd.	133,600	7,707
Cummins Inc.	71,000	7,701
IDEX Corp.	137,000	7,372
* Hertz Global Holdings Inc.	250,000	6,200
Safran SA	100,000	5,221
CSX Corp.	225,000	5,218
* Jacobs Engineering Group Inc.	61,811	3,408
^ Canadian Pacific Railway Ltd.	24,030	2,917
Chicago Bridge & Iron Co. NV	34,500	2,058
* Kirby Corp.	16,000	1,273
Babcock & Wilcox Co.	25,000	751
		734,714

Information Technology (24.9%)
*	Google Inc. Class A	207,322	182,520
	Texas Instruments Inc.	3,680,150	128,327
	Intuit Inc.	1,471,800	89,824
	Microsoft Corp.	2,489,200	85,952
*	SanDisk Corp.	1,370,716	83,751
*	Electronic Arts Inc.	3,469,300	79,690
	QUALCOMM Inc.	1,225,430	74,849
*	Flextronics International Ltd.	8,092,200	62,634
	Visa Inc. Class A	339,663	62,073
	Oracle Corp.	1,914,600	58,817
	EMC Corp.	2,225,100	52,557
	Symantec Corp.	2,143,500	48,164
	ASML Holding NV	490,000	38,759
	Intel Corp.	1,285,600	31,137
	KLA-Tencor Corp.	493,600	27,508
	Telefonaktiebolaget LM Ericsson ADR	2,354,800	26,562
	Accenture plc Class A	335,700	24,157
*	Adobe Systems Inc.	498,000	22,689
	Applied Materials Inc.	1,500,000	22,365
	Corning Inc.	1,425,000	20,278
	Cisco Systems Inc.	760,000	18,476
	Altera Corp.	545,200	17,986
*,^ Research In Motion Ltd.		1,527,100	15,989
	Motorola Solutions Inc.	255,000	14,721
	NVIDIA Corp.	815,000	11,434
	Hewlett-Packard Co.	442,000	10,962
	Activision Blizzard Inc.	575,000	8,200
	Apple Inc.	19,650	7,783
	Mastercard Inc. Class A	8,600	4,941
	Analog Devices Inc.	107,000	4,821
	International Business Machines Corp.	10,000	1,911
	Xilinx Inc.	27,300	1,081
*	VMware Inc. Class A	3,000	201
*	Micron Technology Inc.	12,000	172
*	Yahoo! Inc.	2,000	50
			1,341,341
Materials (4.6%)
	Monsanto Co.	786,350	77,691
	Potash Corp. of Saskatchewan Inc.	1,038,500	39,598
	Cabot Corp.	750,000	28,065
	Praxair Inc.	229,700	26,452
	Newmont Mining Corp.	630,000	18,869
	EI du Pont de Nemours & Co.	300,000	15,750
	Celanese Corp. Class A	265,000	11,872
	Dow Chemical Co.	340,000	10,938
	Greif Inc. Class A	130,000	6,847
*	Crown Holdings Inc.	100,000	4,113
	International Paper Co.	75,000	3,323
	Greif Inc. Class B	36,500	2,046
			245,564
Utilities (0.6%)
	Public Service Enterprise Group Inc.	473,393	15,461
	Exelon Corp.	254,500	7,859
	NextEra Energy Inc.	56,700	4,620
	Edison International	35,800	1,724

AES Corp.		99,999	1,199
FirstEnergy Corp.		12,000	448
			31,311
Total Common Stocks (Cost $3,289,967)			5,155,219

	Coupon
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)

[1,2] Vanguard Market Liquidity Fund (Cost $244,688)	0.127%	244,688,244	244,688

Total Investments (100.4%) (Cost $3,534,655)			5,399,907
Other Assets and Liabilities-Net (-0.4%)[2]			(23,198)
Net Assets (100%)			5,376,709

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $15,734,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $19,119,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

PRIMECAP Core Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,834,871	320,348	—
Temporary Cash Investments	244,688	—	—
Total	5,079,559	320,348	—

D. At June 30, 2013, the cost of investment securities for tax purposes was $3,534,655,000. Net unrealized appreciation of investment securities for tax purposes was $1,865,252,000, consisting of unrealized gains of $1,942,601,000 on securities that had risen in value since their purchase and $77,349,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

VANGUARD FENWAY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.